CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (3,054,017)	$ (468,049)		¥ (1,303,570)	¥ (565,021)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation of property and equipment	326,500	50,040		191,784	99,714
Amortization of intangible assets	1,395,100	213,813		905,613	542,731
Amortization of right-of-use assets	96,235	14,749		70,712
Amortization of debt issuance costs	19,291	2,956		9,117
Share-based compensation expenses	385,898	59,142		172,550	181,193
Allowance for doubtful accounts	99,165	15,198		9,396	10,904
Inventory provision	6,218	953		5,987
Deferred income taxes	(13,466)	(2,064)		(10,479)
Unrealized exchange losses /(gains)	(3,018)	(463)		2,636	497
Unrealized fair value changes of short-term investments	(39,470)	(6,049)		17,939	(1,799)
Fair value changes of long-term investments	(11,171)	(1,712)		18,444	2,072
Gain on disposal of long-term investments and subsidiaries				(148,776)
Loss from equity method investments	50,531	7,744		24,173
Revaluation of previously held equity interests					(144,434)
Impairments of long-term investments	8,000	1,226		5,900	46,375
Changes in operating assets and liabilities:
Accounts receivable	(417,237)	(63,944)		(398,968)	65,612
Amount due from related parties	17,015	2,608		7,382	35,118
Prepayments and other assets	(610,592)	(93,577)		(508,515)	(540,647)
Other long-term assets	(245,224)	(37,582)		(360,497)
Accounts payable	816,103	125,073		586,864	345,917
Salary and welfare payable	374,442	57,386		101,788	95,452
Taxes payable	54,381	8,334		23,114	13,708
Amount due to related parties				(50,331)	44,607
Deferred revenue	734,786	112,611		353,997	398,623
Accrued liabilities and other payables	651,651	99,869		277,875	106,664
Other long-term liabilities	111,941	17,156		190,416
Net cash provided by operating activities	753,100	115,418		194,551	737,286
Cash flows from investing activities:
Purchase of property and equipment	(602,122)	(92,279)		(296,044)	(293,566)
Purchase of intangible assets	(1,636,877)	(250,862)		(1,268,830)	(1,040,125)
Purchase of short-term investments	(26,731,176)	(4,096,732)		(9,973,879)	(6,666,731)
Maturities of short-term investments	24,921,538	3,819,393		9,993,525	6,252,151
Cash consideration paid for purchase of subsidiaries, net of cash acquired	(498,854)	(76,453)		(719,909)	(135,822)
Cash paid for long-term investments including loans	(1,261,161)	(193,281)		(1,226,794)	(565,137)
Repayment of loans from investees	3,500	536		11,000
Cash received from disposal of long-term investments	135,254	20,729		566,554	1,250
Impact to cash resulting from deconsolidation of a subsidiary				(959)
Placements of time deposits	(10,907,296)	(1,671,616)		(4,920,099)	(750,473)
Maturities of time deposits	7,670,373	1,175,536		3,877,158	2,059
Net cash used in investing activities	(8,906,821)	(1,365,029)		(3,958,277)	(3,196,394)
Cash flows from financing activities:
Proceeds of short-term loans	200,000	30,651		141,857
Repayment of short-term loans	(100,000)	(15,326)		(100,000)
Purchase of noncontrolling interests	(280,271)	(42,952)		(121,325)
Capital injections from noncontrolling interests	103,450	15,854		154,492	22,198
Proceeds from exercise of employees' share options	3		[1]	1	6
Proceeds from issuance of ordinary shares, net of issuance costs of US$6,333, US$9,376 and US$563, respectively	2,817,458	431,794		1,647,711	4,952,606
Proceeds from issuance of convertible senior notes, net of issuance costs of US$11,805 and US$13,857, respectively	5,594,779	857,437		3,356,106
Net cash provided by financing activities	8,335,419	1,277,458		5,078,842	4,974,810
Effect of exchange rate changes on cash and cash equivalents held in foreign currencies	(466,252)	(71,456)		107,513	261,447
Net increase/(decrease) in cash and cash equivalents	(284,551)	(43,609)		1,422,629	2,777,149
Cash and cash equivalents at beginning of the year	4,962,660	760,561		3,540,031	762,882
Cash and cash equivalents at end of the year	4,678,109	716,952		4,962,660	3,540,031
Supplemental disclosures of cash flows information:
Cash paid for income taxes, net of tax refund	54,022	8,279		33,734	15,765
Cash paid for interest expense	86,167	13,206		26,203
Supplemental schedule of non-cash investing and financing activities:
Accretion to Pre-IPO Preferred Shares redemption value					64,605
Accretion to redeemable noncontrolling interests	5,964	914
Fixed assets purchases financed by accounts payable	25,797	3,954		55,759	40,277
Acquisitions and investments financed by accrued liabilities and other payables	125,363	19,213		79,059	502,279
Intangible assets purchases financed by accounts payable	746,404	114,391		¥ 365,187	¥ 415,780
Issuance of ordinary shares in the business combination, purchase of noncontrolling interests and investment addition	¥ 889,957	$ 136,392

[1]	Less than 1.